Payroll and social securities payable	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Payroll and social security liabilities
Payroll and social security liabilities

	2018	2017
Non-current
Social security payable	1,219	1,240
	1,219	1,240
Current
Salaries payable	8,841	6,199
Social security payable	3,112	3,702
Provision for vacations	9,770	12,323
Provision for bonuses	4,255	5,043
	25,978	27,267
Total payroll and social security liabilities	27,197	28,507